Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$12,302	$12,420

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2023	$10,780
Additions	54
Reclassification	328
Balance on December 31, 2023	$11,162
Accumulated depreciation and impairment
Balance on January 1, 2023	$(976)
Depreciation expense	(45)
Impairment loss	(336)
Balance on December 31, 2023	$(1,357)
Balance on December 31, 2023, net	$9,805
Cost
Balance on January 1, 2024	$11,162
Additions	4
Reclassification	2,427
Balance on December 31, 2024	$13,593
Accumulated depreciation and impairment
Balance on January 1, 2024	$(1,357)
Depreciation expense	(45)
Reversal of impairment loss	139
Reclassification	(28)
Balance on December 31, 2024	$(1,291)
Balance on December 31, 2024, net	$12,302
Cost
Balance on January 1, 2025	$13,593
Additions	74
Reclassification	76
Balance on December 31, 2025	$13,743
Accumulated depreciation and impairment
Balance on January 1, 2025	$(1,291)
Depreciation expense	(45)
Reversal of impairment loss	28
Reclassification	(15)
Balance on December 31, 2025	$(1,323)
Balance on December 31, 2025, net	$12,420

Estimated Service Lives of Investment Properties

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	15-30 years
Buildings
Main buildings	8-60 years
Other building facilities	10-35 years

Key Assumptions and Fair Values of Investment Properties

The fair values of the Company’s investment properties as of December 31, 2024 and 2025 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers. Those appraisal reports are based on the comparison approach, income approach or cost approach. Key assumptions and the fair values were as follows:

December 31
	2024	2025
	NT$	NT$
(In Millions)
Fair value	$41,285	$43,263
Overall capital interest rate	1.47%-5.81%	1.30%-6.11%
Profit margin ratio	12%-20%	12%-20%
Discount rate	0%-10%	0%-10%
Capitalization rate	1.12%-2.13%	0.64%-1.59%

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Year 1	$274	$309
Year 2	248	272
Year 3	217	244
Year 4	192	237
Year 5	190	214
Onwards	1,306	1,233
	$2,427	$2,509